Subsequent Events (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended
	Sep. 29, 2026	Sep. 22, 2026	Aug. 27, 2026	Jul. 21, 2026	Jul. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
Aggregate proceeds						$ 2,230,619
Net proceeds					$ 900,000	$ 2,280,619	$ 83,534,362
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate proceeds				$ 6,700,000
Sale of stock	735,988		7,200,000
Net proceeds	$ 200,000		$ 1,800,000
Purchase price			$ 0.25
Unsecured debt	$ 1,300,000
Subsequent Event [Member] | Christina Byland [Member]
Subsequent Event [Line Items]
Number of shares purchased			4,700,000
Subsequent Event [Member] | Nikolaus Senn [Member]
Subsequent Event [Line Items]
Number of shares purchased			2,500,000
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Sale of stock		74,000
Purchase price		$ 2.50
Sale of stock, value		$ 185,000